MERGER WITH FRONTLINE 2012 (Details 7) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 01, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Profit share expense percentage				25.00%
Total operating revenues	$ 754,306	$ 458,934	$ 241,826
Net income (loss) from continuing operations	117,859	255,536	137,414
Loss from discontinued operations	0	(131,006)	(51,159)
Net income	117,514	124,380	86,255
Net loss attributable to non-controlling interest	(504)	30,244	63,214
Net income attributable to the Company	$ 117,010	$ 154,624	$ 149,469
Basic and diluted earnings per share attributable to the Company from continuing operations (in dollars per share)	$ 0.75	$ 2.13	$ 1.10
Basic and diluted (loss) earnings per share attributable to the Company from discontinued operations (in dollars per share)	0.00	(0.84)	0.10
Basic and diluted earnings per share attributable to the Company (in dollars per share)	$ 0.75	$ 1.29	$ 1.19
Proforma accounts [Member]
Business Acquisition [Line Items]
Total operating revenues		$ 934,670	$ 777,436
Net income (loss) from continuing operations		269,352	(90,672)
Loss from discontinued operations		(131,006)	(51,159)
Net income		138,346	(141,831)
Net loss attributable to non-controlling interest		30,244	63,214
Net income attributable to the Company		$ 168,590	$ (78,617)
Basic and diluted earnings per share attributable to the Company from continuing operations (in dollars per share)		$ 2.24	$ (0.73)
Basic and diluted (loss) earnings per share attributable to the Company from discontinued operations (in dollars per share)		(0.84)	0.10
Basic and diluted earnings per share attributable to the Company (in dollars per share)		$ 1.40	$ (0.63)
Ship Finance International Limited [Member]
Business Acquisition [Line Items]
Profit share expense percentage				50.00%	25.00%